STOCK OPTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 12, 2022	Jul. 22, 2022
Share-Based Payment Arrangement [Abstract]
Number of shares available for grant	214,367
Shares reserved for future issuance	567,300
Aggregate intrinsic value outstanding stock options	$ 0
Stock price	$ 0.88		$ 5.50	$ 7.52
Fair value of all options, vested	$ 0	$ 0
Unrecognized compensation expense	$ 0